Financial instruments - Fair values and risk management - Liquidity Risk (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Weighted average effective interest rate, lease liabilities (%)	3.80%	3.80%	4.74%	4.74%
Current trade payables		$ 124,845
Trade and other payables		124,845
Other liabilities				$ 3,756
Other liabilities				3,756
Amount due to a related company	$ 2,274,399		$ 9,159,071
Amount due to a related company	2,274,399		9,159,071
Lease liabilities	2,971,195	2,971,195	1,613,905	1,613,905
Lease liabilities		3,107,921		1,683,619
Financial liabilities		2,399,244		9,162,827
Liabilities, undiscounted cash flows		2,399,244		9,162,827
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables		124,845
Other liabilities				3,756
Amount due to a related company	2,274,399		9,159,071
Lease liabilities	1,297,001		1,116,827
Lease liabilities		1,382,010		1,169,339
Liabilities, undiscounted cash flows		2,399,244		9,162,827
Within a period of more than one year but not exceeding two years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables		0
Other liabilities				0
Amount due to a related company	0		0
Lease liabilities		955,923		474,720
Liabilities, undiscounted cash flows		0		0
Within a period of more than two years but not exceeding five years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables		0
Other liabilities				0
Amount due to a related company	$ 0		$ 0
Lease liabilities		769,988		39,560
Liabilities, undiscounted cash flows		$ 0		$ 0